Expense Example	Oct. 03, 2025 USD ($)
YieldMax® AI Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 170
Expense Example, with Redemption, 3 Years	526
YieldMax® AMD Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
YieldMax® AMZN Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
YieldMax® COIN Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
YieldMax® MARA Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
YieldMax® MSTR Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
YieldMax® NVDA Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
YieldMax® PLTR Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	456
YieldMax® SMCI Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
YieldMax® TSLA Performance & Distribution Target 25™ ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	$ 331